Quarterly Report
November 30, 2020
MFS®  Low Volatility Equity Fund
LVU-Q1

Portfolio of Investments
11/30/20 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.2%
Aerospace – 2.1%
CACI International, Inc., “A” (a)	16,883	$4,006,167
Honeywell International, Inc.	13,123	2,676,042
Lockheed Martin Corp.	7,796	2,845,540
Northrop Grumman Corp.	8,527	2,577,371
		$12,105,120
Business Services – 7.0%
Accenture PLC, “A”	12,519	$3,118,358
Amdocs Ltd.	185,315	12,195,580
CoStar Group, Inc. (a)	10,715	9,756,757
Fidelity National Information Services, Inc.	16,009	2,375,896
Fiserv, Inc. (a)	20,919	2,409,450
FleetCor Technologies, Inc. (a)	8,809	2,336,235
Global Payments, Inc.	29,621	5,781,723
Verisk Analytics, Inc., “A”	16,019	3,176,728
		$41,150,727
Cable TV – 3.9%
Cable One, Inc.	4,710	$9,328,956
Charter Communications, Inc., “A” (a)	13,158	8,578,884
Comcast Corp., “A”	105,482	5,299,416
		$23,207,256
Computer Software – 7.1%
Adobe Systems, Inc. (a)	34,955	$16,724,919
Microsoft Corp.	105,179	22,515,669
Oracle Corp.	48,863	2,820,372
		$42,060,960
Computer Software - Systems – 1.6%
Apple, Inc.	44,128	$5,253,438
EPAM Systems, Inc. (a)	12,742	4,107,129
		$9,360,567
Construction – 1.4%
AvalonBay Communities, Inc., REIT	26,896	$4,480,604
Mid-America Apartment Communities, Inc., REIT	29,304	3,696,993
		$8,177,597
Consumer Products – 1.9%
Procter & Gamble Co.	78,696	$10,928,514
Electrical Equipment – 2.6%
AMETEK, Inc.	25,905	$3,070,520
Johnson Controls International PLC	90,456	4,164,594
TE Connectivity Ltd.	69,134	7,879,202
		$15,114,316
Electronics – 1.4%
Texas Instruments, Inc.	51,178	$8,252,452
Food & Beverages – 5.9%
General Mills, Inc.	117,641	$7,154,926
Ingredion, Inc.	85,386	6,587,530
J.M. Smucker Co.	23,773	2,786,195
Mondelez International, Inc.	67,138	3,857,078

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Food & Beverages – continued
PepsiCo, Inc.	98,991	$14,277,472
		$34,663,201
Food & Drug Stores – 1.2%
Wal-Mart Stores, Inc.	48,267	$7,374,715
Insurance – 5.6%
Allstate Corp.	50,446	$5,163,148
AON PLC	31,065	6,364,908
Chubb Ltd.	38,025	5,621,236
Everest Re Group Ltd.	36,687	8,340,055
MetLife, Inc.	159,276	7,353,773
		$32,843,120
Internet – 5.1%
Alphabet, Inc., “A” (a)	9,335	$16,377,324
Alphabet, Inc., “C” (a)	5,546	9,765,064
Facebook, Inc., “A” (a)	13,069	3,619,721
		$29,762,109
Leisure & Toys – 0.4%
Electronic Arts, Inc. (a)	20,134	$2,572,119
Machinery & Tools – 4.0%
AGCO Corp.	87,151	$8,062,339
Eaton Corp. PLC	79,678	9,649,803
Illinois Tool Works, Inc.	13,349	2,817,840
Roper Technologies, Inc.	6,766	2,889,082
		$23,419,064
Major Banks – 0.7%
PNC Financial Services Group, Inc.	28,189	$3,892,055
Medical & Health Technology & Services – 0.8%
McKesson Corp.	25,929	$4,664,886
Medical Equipment – 6.3%
Danaher Corp.	59,751	$13,421,867
Medtronic PLC	77,658	8,829,715
STERIS PLC	60,835	11,790,431
Thermo Fisher Scientific, Inc.	7,118	3,309,728
		$37,351,741
Natural Gas - Distribution – 0.5%
Sempra Energy	22,402	$2,855,807
Network & Telecom – 0.4%
Motorola Solutions, Inc.	15,060	$2,583,242
Other Banks & Diversified Financials – 3.9%
Mastercard, Inc., “A”	35,596	$11,978,410
S&P Global, Inc.	9,916	3,488,250
U.S. Bancorp	73,371	3,170,361
Visa, Inc., “A”	20,863	4,388,532
		$23,025,553

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Pharmaceuticals – 9.6%
AbbVie, Inc.	25,349	$2,650,998
Eli Lilly & Co.	111,053	16,174,869
Johnson & Johnson	100,492	14,539,183
Merck & Co., Inc.	101,746	8,179,361
Pfizer, Inc.	233,233	8,935,156
Viatris, Inc. (a)	28,936	486,704
Zoetis, Inc.	33,955	5,445,703
		$56,411,974
Pollution Control – 3.4%
Republic Services, Inc.	24,077	$2,328,727
Waste Connections, Inc.	121,926	12,677,866
Waste Management, Inc.	43,797	5,217,537
		$20,224,130
Precious Metals & Minerals – 0.4%
Newmont Corp.	40,151	$2,361,682
Real Estate – 3.2%
Extra Space Storage, Inc., REIT	21,870	$2,465,405
Public Storage, Inc., REIT	20,893	4,689,643
STAG Industrial, Inc., REIT	108,457	3,229,850
Sun Communities, Inc., REIT	15,311	2,128,229
W.P. Carey, Inc., REIT	92,373	6,393,135
		$18,906,262
Restaurants – 2.9%
McDonald's Corp.	12,850	$2,794,104
Starbucks Corp.	147,352	14,443,443
		$17,237,547
Specialty Chemicals – 0.6%
Ecolab, Inc.	16,739	$3,718,569
Specialty Stores – 5.7%
Amazon.com, Inc. (a)	2,979	$9,437,591
Costco Wholesale Corp.	40,516	15,872,953
Target Corp.	45,339	8,139,711
		$33,450,255
Telecommunications - Wireless – 2.1%
T-Mobile USA, Inc. (a)	92,329	$12,274,217
Telephone Services – 0.7%
Verizon Communications, Inc.	72,798	$4,397,727
Trucking – 0.4%
Expeditors International of Washington, Inc.	27,558	$2,462,858
Utilities - Electric Power – 6.4%
American Electric Power Co., Inc.	33,674	$2,858,586
Avangrid, Inc.	39,545	1,840,424
DTE Energy Co.	22,983	2,891,491
Duke Energy Corp.	58,197	5,392,534
Evergy, Inc.	60,776	3,367,598
Exelon Corp.	88,224	3,623,360
NextEra Energy, Inc.	140,884	10,367,654

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Utilities - Electric Power – continued
Xcel Energy, Inc.	111,016	$7,478,038
		$37,819,685
Total Common Stocks		$584,630,027
Investment Companies (h) – 0.4%
Money Market Funds – 0.4%
MFS Institutional Money Market Portfolio, 0.1% (v)	2,318,722	$2,318,722

Other Assets, Less Liabilities – 0.4%		2,102,460
Net Assets – 100.0%		$589,051,209
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $2,318,722 and $584,630,027, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
11/30/20 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of November 30, 2020 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$584,630,027	$—	$—	$584,630,027
Mutual Funds	2,318,722	—	—	2,318,722
Total	$586,948,749	$—	$—	$586,948,749
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$3,082,282	$27,086,855	$27,850,415	$—	$—	$2,318,722

Supplemental Information (unaudited) – continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$816	$—
(3) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. This pandemic, the full effects of which are still unknown, has resulted in substantial market volatility and may have adversely impacted the prices and liquidity of the fund's investments and the fund's performance.